Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current:
Domestic		¥ 118,433	¥ 106,951
National statutory income tax expense	¥ 393,143
Local income tax expense	107,730
Foreign	320,027	241,724	302,494
Total	820,900	360,157	409,445
Deferred:
Domestic		103,533	87,990
National statutory income tax expense	(149,785)
Local income tax expense	(4,857)
Foreign	(40,667)	64,248	3,222
Total	(195,309)	167,781	91,212
Income tax expense	(625,591)	(527,938)	(500,657)
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	13,290	(46,184)	33,327
Debt valuation adjustments	1,290	4,941	(19,707)
Derivatives qualifying for cash flow hedges	(2,872)	(436)	(120)
Defined benefit plans	99,102	32,952	170,191
Foreign currency translation adjustments	98,302	(11,455)	155,814
Other Comprehensive Income (Loss), Tax (expense) or benefit	209,112	(20,182)	339,505
Total	¥ 834,703	¥ 507,756	¥ 840,162